Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks—Long Positions (96.8%)
Communication Services (3.8%)
* Alphabet Inc. Class C	4,696	5,724
*,† Discovery Communications Inc. Class A	203,207	5,411
†,^ Match Group Inc.	70,221	5,016
† News Corp. Class B	318,828	4,558
* Glu Mobile Inc.	812,671	4,055
† TEGNA Inc.	224,454	3,486
*,† Liberty TripAdvisor Holdings Inc. Class A	150,015	1,412
* Bandwidth Inc. Class A	16,648	1,084
Verizon Communications Inc.	16,151	975
*,† MSG Networks Inc.	51,648	838
		32,559
Consumer Discretionary (12.9%)
Whirlpool Corp.	37,925	6,006
*,† RH	33,417	5,709
† Rent-A-Center Inc.	220,985	5,699
*,† Conn's Inc.	226,000	5,618
† Brinker International Inc.	130,917	5,586
*,† Boot Barn Holdings Inc.	158,575	5,534
Starbucks Corp.	62,322	5,510
*,^ YETI Holdings Inc.	188,701	5,284
† Newell Brands Inc.	278,565	5,215
Wingstop Inc.	57,734	5,039
*,† SeaWorld Entertainment Inc.	190,030	5,002
*,† Under Armour Inc. Class C	272,474	4,940
*,† Planet Fitness Inc. Class A	84,242	4,875
† Gentex Corp.	152,577	4,201
* frontdoor Inc.	77,539	3,766
*,† Stoneridge Inc.	120,503	3,732
* Qurate Retail Group Inc. QVC Group Class A	352,942	3,641
*,† Taylor Morrison Home Corp. Class A	113,177	2,936
*,† Chipotle Mexican Grill Inc. Class A	2,951	2,480
eBay Inc.	54,739	2,134
*,† Etsy Inc.	37,247	2,104
* Skyline Champion Corp.	68,278	2,054
* MercadoLibre Inc.	2,779	1,532
*,† 1-800-Flowers.com Inc. Class A	97,253	1,439
Adient plc	62,059	1,425
*,† Deckers Outdoor Corp.	8,693	1,281
Home Depot Inc.	4,729	1,097
* Genesco Inc.	26,240	1,050
Signet Jewelers Ltd.	54,714	917
*,† Everi Holdings Inc.	106,837	904
* American Axle & Manufacturing Holdings Inc.	107,249	882
International Game Technology plc	61,285	871
Dave & Buster's Entertainment Inc.	21,807	849
* K12 Inc.	31,046	820
* Funko Inc. Class A	35,650	733
		110,865

Consumer Staples (2.4%)
†	Bunge Ltd.	84,283	4,772
	Coca-Cola Consolidated Inc.	12,424	3,775
*,† Edgewell Personal Care Co.		83,551	2,714
	Molson Coors Brewing Co. Class B	44,052	2,533
*,† TreeHouse Foods Inc.		35,594	1,974
	Fresh Del Monte Produce Inc.	53,199	1,815
†	Medifast Inc.	14,792	1,533
*	elf Beauty Inc.	54,884	961
	Ingles Markets Inc. Class A	21,607	840
	Spectrum Brands Holdings Inc.	5,344	282
			21,199
Energy (3.8%)
†	ConocoPhillips	94,285	5,372
†	Devon Energy Corp.	219,769	5,288
*	W&T Offshore Inc.	1,099,451	4,805
†	Delek US Holdings Inc.	122,443	4,445
*	Southwestern Energy Co.	2,052,949	3,962

*,†,^ California Resources Corp.		324,323	3,308
	Range Resources Corp.	810,292	3,095
*,† CONSOL Energy Inc.		168,996	2,641
			32,916
Financials (13.8%)
†	AXA Equitable Holdings Inc.	262,488	5,817
†	Zions Bancorp NA	129,594	5,770
†	LPL Financial Holdings Inc.	68,544	5,614
†	Walker & Dunlop Inc.	100,071	5,597
	Discover Financial Services	68,798	5,579
†	MetLife Inc.	116,832	5,510
†	Regions Financial Corp.	346,917	5,488
†	Ally Financial Inc.	165,295	5,481
†	Navient Corp.	419,482	5,369
†	Primerica Inc.	39,398	5,013
	Popular Inc.	82,453	4,459
	Progressive Corp.	56,407	4,357
†	Universal Insurance Holdings Inc.	144,177	4,324
*,† Mr Cooper Group Inc.		401,570	4,265
†	Bank of NT Butterfield & Son Ltd.	142,116	4,212
†	Synchrony Financial	119,291	4,067
†	Jefferies Financial Group Inc.	213,300	3,925
†	Nelnet Inc. Class A	58,417	3,715
*,† Enova International Inc.		166,092	3,446
	Hanover Insurance Group Inc.	21,567	2,923
†	Brightsphere Investment Group Inc.	270,606	2,682
*,† NMI Holdings Inc. Class A		85,117	2,235
	OFG Bancorp	99,642	2,182
	Kinsale Capital Group Inc.	20,944	2,164
†	MGIC Investment Corp.	159,977	2,013
*	Athene Holding Ltd. Class A	45,982	1,934
†	FirstCash Inc.	18,798	1,723
	Radian Group Inc.	75,036	1,714
*	Cannae Holdings Inc.	47,981	1,318
*	Brighthouse Financial Inc.	26,055	1,054
	Piper Jaffray Cos.	13,330	1,006
	Artisan Partners Asset Management Inc. Class A	35,611	1,006

*,† Third Point Reinsurance Ltd.		97,266	972
†	Assured Guaranty Ltd.	19,733	877
	Virtus Investment Partners Inc.	7,426	821
			118,632
Health Care (12.9%)
†	Bruker Corp.	132,614	5,826
*,† Medpace Holdings Inc.		67,204	5,648
*,† Integer Holdings Corp.		72,578	5,484
*	Veeva Systems Inc. Class A	35,043	5,351
*,† Tenet Healthcare Corp.		231,462	5,120
*,† Arrowhead Pharmaceuticals Inc.		173,720	4,895
*,† STAAR Surgical Co.		186,071	4,797
*	PRA Health Sciences Inc.	47,077	4,671
*,† Esperion Therapeutics Inc.		127,426	4,671
*,† Ironwood Pharmaceuticals Inc. Class A		513,392	4,407
*	IQVIA Holdings Inc.	29,382	4,389
*,† Enanta Pharmaceuticals Inc.		72,700	4,368
	McKesson Corp.	31,953	4,367
*	Novocure Ltd.	54,273	4,058
*	Syneos Health Inc.	67,750	3,605
*,† Quidel Corp.		57,507	3,528
*,† BioTelemetry Inc.		84,597	3,446
†	AbbVie Inc.	45,291	3,429
	Dentsply Sirona Inc.	52,481	2,798
*	Endo International plc	816,370	2,621
*,† Allscripts Healthcare Solutions Inc.		227,736	2,501
*,^ Intrexon Corp.		414,982	2,374
*	Natera Inc.	67,042	2,199
*,† Brookdale Senior Living Inc.		284,273	2,155
	Thermo Fisher Scientific Inc.	7,094	2,066
*	Lantheus Holdings Inc.	74,244	1,861
*,† CareDx Inc.		75,233	1,701
*	CorVel Corp.	19,786	1,498
	Mesa Laboratories Inc.	6,260	1,488
*	MacroGenics Inc.	79,492	1,014
*	Vanda Pharmaceuticals Inc.	74,516	990
*	Prestige Consumer Healthcare Inc.	28,129	976
*	NanoString Technologies Inc.	41,917	905
*	Spectrum Pharmaceuticals Inc.	94,070	780
*	Ra Pharmaceuticals Inc.	25,671	607
*	Fluidigm Corp.	118,201	547
			111,141
Industrials (17.1%)
*,† Continental Building Products Inc.		215,699	5,886
†	WW Grainger Inc.	19,792	5,881
*,† Builders FirstSource Inc.		283,781	5,839
†	Allison Transmission Holdings Inc.	123,047	5,789
†	Armstrong World Industries Inc.	59,598	5,763
†	Pentair plc	152,178	5,752
†	Expeditors International of Washington Inc.	76,584	5,689
	AGCO Corp.	74,684	5,654
†	Triton International Ltd.	165,248	5,592
†	GrafTech International Ltd.	433,994	5,555
*,† Aerojet Rocketdyne Holdings Inc.		109,840	5,548
*,† FTI Consulting Inc.		52,341	5,548
*,† Atkore International Group Inc.		182,662	5,544

†	Caterpillar Inc.	43,672	5,516
	Spirit AeroSystems Holdings Inc. Class A	65,451	5,383
*,† WESCO International Inc.		109,503	5,231
†	Nielsen Holdings plc	222,825	4,735
	Oshkosh Corp.	53,793	4,078
†	Kforce Inc.	98,530	3,728
*	GMS Inc.	115,936	3,330
*,† Meritor Inc.		169,038	3,127
†	Korn Ferry	78,017	3,015
*	Herc Holdings Inc.	64,757	3,012
*,† BMC Stock Holdings Inc.		114,373	2,994
†	Rush Enterprises Inc. Class A	73,011	2,817
†	Triumph Group Inc.	116,567	2,667
*	United Rentals Inc.	19,648	2,449
*,† AeroVironment Inc.		43,028	2,305
†	ArcBest Corp.	75,341	2,294
*,† Echo Global Logistics Inc.		87,302	1,977
*	MasTec Inc.	29,887	1,941
*	Navistar International Corp.	62,010	1,743
*	Astronics Corp.	51,129	1,502
*	American Woodmark Corp.	15,937	1,417
	Landstar System Inc.	10,802	1,216
*	Foundation Building Materials Inc.	73,900	1,145
	Macquarie Infrastructure Corp.	28,295	1,117
*	Resideo Technologies Inc.	67,931	975
*,† TrueBlue Inc.		43,028	908
*	JetBlue Airways Corp.	51,664	865
	Wabash National Corp.	59,162	858
*	Avis Budget Group Inc.	30,093	850
			147,235
Information Technology (15.7%)
†	CDW Corp.	50,722	6,251
*,† Synaptics Inc.		150,433	6,010
*	Tech Data Corp.	55,506	5,786
*,† Cardtronics plc Class A		189,160	5,720
†	Booz Allen Hamilton Holding Corp. Class A	79,847	5,671
†	HP Inc.	299,293	5,663
*,† Atlassian Corp. plc Class A		41,658	5,226
*,† Dell Technologies Inc.		100,542	5,214
†	Avnet Inc.	114,838	5,109
*,† Five9 Inc.		93,954	5,049
*,† Lattice Semiconductor Corp.		272,784	4,988
*,† Workiva Inc. Class A		109,522	4,800
*,† Diebold Nixdorf Inc.		410,734	4,600
*	Cadence Design Systems Inc.	65,926	4,356
†	Sabre Corp.	193,698	4,338
*	Fitbit Inc. Class A	1,088,426	4,147
*,† NCR Corp.		129,054	4,073
*,† Sykes Enterprises Inc.		130,199	3,989
*,† Enphase Energy Inc.		172,074	3,825
*	HubSpot Inc.	24,536	3,720
*,† CACI International Inc. Class A		15,742	3,641
*,† Advanced Micro Devices Inc.		124,424	3,607
*,† Anixter International Inc.		48,400	3,345
*,† SunPower Corp. Class A		291,310	3,196
†	Jabil Inc.	82,751	2,960
*	Insight Enterprises Inc.	52,240	2,909

	QUALCOMM Inc.	36,197	2,761
*,† Box Inc.		143,439	2,375
*,† Extreme Networks Inc.		313,608	2,282
*	Teradata Corp.	63,881	1,980
*,† Zebra Technologies Corp.		9,243	1,907
*	Ciena Corp.	48,054	1,885
	ManTech International Corp. Class A	21,606	1,543
†	ADTRAN Inc.	100,968	1,146
*	Virtusa Corp.	22,917	825
			134,897
Materials (4.7%)
†	Valvoline Inc.	256,445	5,649
†	CF Industries Holdings Inc.	113,287	5,574
†	Ball Corp.	75,170	5,473
*,† Element Solutions Inc.		530,212	5,398
*,† Allegheny Technologies Inc.		166,506	3,372
†	Greif Inc. Class A	80,605	3,054
†	Warrior Met Coal Inc.	146,206	2,854
†	Materion Corp.	41,479	2,545
	Trinseo SA	46,699	2,006
	Ecolab Inc.	8,620	1,707
	Scotts Miracle-Gro Co.	16,569	1,687
*	Kraton Corp.	26,180	845
			40,164
Real Estate (5.6%)
†	Spirit Realty Capital Inc.	123,168	5,895
†	Sabra Health Care REIT Inc.	253,163	5,813
†	Park Hotels & Resorts Inc.	213,059	5,320
†	Hannon Armstrong Sustainable Infrastructure Capital Inc.	157,534	4,592
†	GEO Group Inc.	261,798	4,539
	Brixmor Property Group Inc.	221,964	4,504
†	EPR Properties	47,757	3,670
†	Lexington Realty Trust Class B	311,710	3,195
†	Medical Properties Trust Inc.	93,914	1,837
†	Invitation Homes Inc.	61,704	1,827
	Mid-America Apartment Communities Inc.	11,297	1,469
	Kennedy-Wilson Holdings Inc.	62,364	1,367
	CoreCivic Inc.	75,280	1,301
†	SITE Centers Corp.	76,035	1,149
	Essential Properties Realty Trust Inc.	41,755	957
	Office Properties Income Trust	29,651	908
			48,343
Utilities (4.1%)
†	AES Corp.	367,052	5,998
†	Southern Co.	95,328	5,888
†	NRG Energy Inc.	147,889	5,856
	NorthWestern Corp.	73,309	5,502
†	Exelon Corp.	106,126	5,127
	Vistra Energy Corp.	166,545	4,452
	Hawaiian Electric Industries Inc.	40,849	1,863

Clearway Energy Inc.	48,793	891
		35,577
Total Common Stocks—Long Positions (Cost $791,837)		833,528
Common Stocks Sold Short (-97.0%)
Communication Services (-4.0%)
Sirius XM Holdings Inc.	(892,135)	(5,580)
* Zynga Inc. Class A	(775,862)	(4,515)
* Zillow Group Inc.	(137,848)	(4,111)
* Liberty Media Corp-Liberty Formula One	(98,791)	(4,109)
* Netflix Inc.	(15,001)	(4,014)
* Liberty Broadband Corp.	(32,630)	(3,415)
* GCI Liberty Inc. Class A	(48,475)	(3,009)
* Liberty Broadband Corp. Class A	(17,305)	(1,809)
Marcus Corp.	(31,170)	(1,154)
Cinemark Holdings Inc.	(23,078)	(892)
Walt Disney Co.	(6,515)	(849)
* Lions Gate Entertainment Corp. Class B	(87,616)	(766)
		(34,223)
Consumer Discretionary (-12.7%)
Thor Industries Inc.	(104,555)	(5,922)
* Urban Outfitters Inc.	(206,183)	(5,792)
Leggett & Platt Inc.	(137,858)	(5,644)
Polaris Inc.	(63,577)	(5,595)
* Hilton Grand Vacations Inc.	(170,773)	(5,465)
Carter's Inc.	(54,807)	(4,999)
* GrubHub Inc.	(84,843)	(4,769)
Strategic Education Inc.	(33,863)	(4,601)
Marriott Vacations Worldwide Corp.	(44,381)	(4,598)
* Grand Canyon Education Inc.	(46,281)	(4,545)
McDonald's Corp.	(20,776)	(4,461)
Big Lots Inc.	(179,385)	(4,395)
Children's Place Inc.	(55,194)	(4,249)
Caleres Inc.	(171,112)	(4,006)
* Carvana Co. Class A	(54,911)	(3,624)
Brunswick Corp.	(66,210)	(3,451)
* Five Below Inc.	(26,435)	(3,333)
BJ's Restaurants Inc.	(84,996)	(3,301)
Goodyear Tire & Rubber Co.	(225,796)	(3,253)
* Capri Holdings Ltd.	(92,226)	(3,058)
* Stamps.com Inc.	(39,504)	(2,941)
* Bright Horizons Family Solutions Inc.	(19,259)	(2,937)
Wyndham Hotels & Resorts Inc.	(56,152)	(2,905)
* Lululemon Athletica Inc.	(9,602)	(1,849)
Choice Hotels International Inc.	(18,773)	(1,670)
Designer Brands Inc. Class A	(95,255)	(1,631)
Oxford Industries Inc.	(22,716)	(1,629)
* Groupon Inc. Class A	(514,060)	(1,367)
* Dorman Products Inc.	(15,421)	(1,227)
Callaway Golf Co.	(61,227)	(1,188)
* OneSpaWorld Holdings Ltd.	(55,020)	(855)
		(109,260)
Consumer Staples (-2.5%)
Energizer Holdings Inc.	(131,178)	(5,717)
Conagra Brands Inc.	(113,938)	(3,496)
Cal-Maine Foods Inc.	(71,672)	(2,864)

Keurig Dr Pepper Inc.	(83,791)	(2,289)
Archer-Daniels-Midland Co.	(52,160)	(2,142)
PriceSmart Inc.	(24,868)	(1,768)
* Freshpet Inc.	(35,390)	(1,761)
Vector Group Ltd.	(140,230)	(1,670)
		(21,707)
Energy (-4.0%)
Concho Resources Inc.	(71,946)	(4,885)
RPC Inc.	(640,025)	(3,591)
Golar LNG Ltd.	(255,223)	(3,315)
* Diamond Offshore Drilling Inc.	(517,307)	(2,876)
Equitrans Midstream Corp.	(192,502)	(2,801)
Williams Cos. Inc.	(112,266)	(2,701)
* Select Energy Services Inc. Class A	(247,892)	(2,147)
US Silica Holdings Inc.	(221,329)	(2,116)
* Magnolia Oil & Gas Corp. Class A	(172,869)	(1,919)
Patterson-UTI Energy Inc.	(218,893)	(1,872)
* Oceaneering International Inc.	(106,961)	(1,449)
Diamondback Energy Inc.	(14,360)	(1,291)
* Oil States International Inc.	(94,084)	(1,251)
* Valaris plc Class A	(258,479)	(1,243)
* Matador Resources Co.	(54,068)	(894)
		(34,351)
Financials (-13.8%)
* Markel Corp.	(4,900)	(5,791)
Valley National Bancorp	(524,261)	(5,699)
New York Community Bancorp Inc.	(450,595)	(5,655)
CME Group Inc.	(26,196)	(5,536)
State Street Corp.	(92,205)	(5,458)
* Enstar Group Ltd.	(28,137)	(5,344)
Invesco Ltd.	(305,810)	(5,180)
South State Corp.	(67,149)	(5,056)
Legg Mason Inc.	(131,238)	(5,012)
* LendingClub Corp.	(381,887)	(4,995)
Loews Corp.	(94,395)	(4,859)
* LendingTree Inc.	(15,585)	(4,838)
MarketAxess Holdings Inc.	(14,260)	(4,670)
WisdomTree Investments Inc.	(890,639)	(4,654)
Moelis & Co. Class A	(133,256)	(4,377)
CenterState Bank Corp.	(181,228)	(4,347)
* PRA Group Inc.	(125,906)	(4,254)
* eHealth Inc.	(55,273)	(3,692)
American International Group Inc.	(55,949)	(3,116)
Cboe Global Markets Inc.	(26,752)	(3,074)
CNO Financial Group Inc.	(192,744)	(3,051)
Hamilton Lane Inc. Class A	(53,486)	(3,047)
Pinnacle Financial Partners Inc.	(53,059)	(3,011)
First Republic Bank	(27,248)	(2,635)
Bank OZK	(63,885)	(1,742)
Kearny Financial Corp.	(133,555)	(1,742)
Banc of California Inc.	(120,686)	(1,707)
BankUnited Inc.	(40,824)	(1,373)
Nasdaq Inc.	(13,595)	(1,351)
Interactive Brokers Group Inc.	(18,950)	(1,019)
* Ambac Financial Group Inc.	(50,221)	(982)
James River Group Holdings Ltd.	(17,747)	(909)

Home BancShares Inc.	(46,494)	(874)
		(119,050)
Health Care (-12.5%)
* Insulet Corp.	(38,923)	(6,420)
* iRhythm Technologies Inc.	(71,783)	(5,320)
* Alnylam Pharmaceuticals Inc.	(65,727)	(5,286)
* Teladoc Health Inc.	(76,424)	(5,175)
* Madrigal Pharmaceuticals Inc.	(55,982)	(4,827)
* Mirati Therapeutics Inc.	(60,310)	(4,699)
* Seattle Genetics Inc.	(52,372)	(4,472)
* ABIOMED Inc.	(24,120)	(4,291)
* Intercept Pharmaceuticals Inc.	(62,041)	(4,117)
* Boston Scientific Corp.	(98,240)	(3,997)
* Aerie Pharmaceuticals Inc.	(205,033)	(3,941)
* Glaukos Corp.	(61,848)	(3,866)
* Amicus Therapeutics Inc.	(476,301)	(3,820)
* Sarepta Therapeutics Inc.	(49,607)	(3,736)
* Nevro Corp.	(43,222)	(3,716)
* Medicines Co.	(72,827)	(3,641)
* Bluebird Bio Inc.	(35,680)	(3,276)
* Heron Therapeutics Inc.	(169,064)	(3,128)
* Ultragenyx Pharmaceutical Inc.	(72,077)	(3,083)
* Aimmune Therapeutics Inc.	(146,146)	(3,060)
* Inogen Inc.	(57,609)	(2,760)
* Diplomat Pharmacy Inc.	(539,546)	(2,644)
* Tabula Rasa HealthCare Inc.	(43,875)	(2,410)
* Wright Medical Group NV	(108,356)	(2,235)
* Tricida Inc.	(62,870)	(1,941)
* PTC Therapeutics Inc.	(53,745)	(1,818)
* Exelixis Inc.	(85,658)	(1,515)
* Turning Point Therapeutics Inc.	(38,899)	(1,463)
* Evolent Health Inc. Class A	(142,935)	(1,028)
* ViewRay Inc.	(328,385)	(952)
* Immunomedics Inc.	(71,630)	(950)
* Vertex Pharmaceuticals Inc.	(5,046)	(855)
* LHC Group Inc.	(7,438)	(845)
* Innoviva Inc.	(77,965)	(822)
Cantel Medical Corp.	(10,862)	(812)
* Axonics Modulation Technologies Inc.	(27,803)	(748)
		(107,669)
Industrials (-17.1%)
* Kirby Corp.	(70,090)	(5,759)
United Technologies Corp.	(42,068)	(5,743)
* Welbilt Inc.	(335,588)	(5,658)
Wabtec Corp.	(76,220)	(5,477)
BWX Technologies Inc.	(95,549)	(5,466)
* Stericycle Inc.	(107,315)	(5,466)
* Middleby Corp.	(46,623)	(5,450)
* SiteOne Landscape Supply Inc.	(72,770)	(5,386)
Granite Construction Inc.	(164,955)	(5,300)
* Evoqua Water Technologies Corp.	(309,384)	(5,266)
Quanta Services Inc.	(137,908)	(5,213)
* Univar Solutions Inc.	(249,753)	(5,185)
Toro Co.	(70,519)	(5,169)
Fortive Corp.	(74,504)	(5,108)
* Dycom Industries Inc.	(95,801)	(4,891)

* WillScot Corp. Class A	(278,900)	(4,345)
Lindsay Corp.	(46,386)	(4,307)
* MRC Global Inc.	(316,624)	(3,841)
Greenbrier Cos. Inc.	(112,202)	(3,380)
Alamo Group Inc.	(27,765)	(3,269)
Steelcase Inc. Class A	(177,087)	(3,258)
* Axon Enterprise Inc.	(56,166)	(3,189)
Forward Air Corp.	(47,747)	(3,042)
CSX Corp.	(43,804)	(3,034)
Brink's Co.	(34,520)	(2,863)
* Harsco Corp.	(150,494)	(2,853)
* Air Transport Services Group Inc.	(134,296)	(2,823)
Kadant Inc.	(30,749)	(2,699)
* Beacon Roofing Supply Inc.	(79,376)	(2,662)
* PGT Innovations Inc.	(147,469)	(2,547)
Altra Industrial Motion Corp.	(87,539)	(2,424)
* Upwork Inc.	(174,468)	(2,321)
* TPI Composites Inc.	(111,516)	(2,091)
Comfort Systems USA Inc.	(46,957)	(2,077)
TransDigm Group Inc.	(3,435)	(1,789)
Arcosa Inc.	(41,186)	(1,409)
US Ecology Inc.	(20,362)	(1,302)
* Colfax Corp.	(40,703)	(1,183)
TransUnion	(14,472)	(1,174)
Franklin Electric Co. Inc.	(22,087)	(1,056)
Insperity Inc.	(8,825)	(870)
* Parsons Corp.	(25,613)	(845)
		(147,190)
Information Technology (-16.0%)
* Trimble Inc.	(145,839)	(5,660)
* Black Knight Inc.	(92,650)	(5,657)
Cognex Corp.	(113,835)	(5,593)
* NetScout Systems Inc.	(240,505)	(5,546)
Corning Inc.	(194,042)	(5,534)
* IPG Photonics Corp.	(40,533)	(5,496)
Littelfuse Inc.	(30,993)	(5,495)
CDK Global Inc.	(108,456)	(5,216)
* Q2 Holdings Inc.	(66,050)	(5,209)
Jack Henry & Associates Inc.	(35,686)	(5,209)
* ForeScout Technologies Inc.	(134,745)	(5,110)
Brooks Automation Inc.	(133,191)	(4,932)
FLIR Systems Inc.	(87,636)	(4,609)
* 2U Inc.	(272,952)	(4,444)
* GoDaddy Inc. Class A	(65,055)	(4,292)
InterDigital Inc.	(79,761)	(4,185)
Pegasystems Inc.	(60,647)	(4,127)
* First Solar Inc.	(67,458)	(3,913)
* Lumentum Holdings Inc.	(71,579)	(3,834)
Cabot Microelectronics Corp.	(23,775)	(3,357)
AVX Corp.	(218,646)	(3,323)
* Elastic NV	(40,291)	(3,318)
* Aspen Technology Inc.	(25,570)	(3,147)
Marvell Technology Group Ltd.	(123,834)	(3,092)
MKS Instruments Inc.	(30,613)	(2,825)
* 3D Systems Corp.	(343,033)	(2,796)
SS&C Technologies Holdings Inc.	(44,891)	(2,315)
* F5 Networks Inc.	(15,634)	(2,195)

* DocuSign Inc. Class A	(33,278)	(2,061)
* Cree Inc.	(41,710)	(2,044)
Monolithic Power Systems Inc.	(13,054)	(2,032)
Methode Electronics Inc.	(41,285)	(1,389)
Universal Display Corp.	(8,163)	(1,371)
* Tyler Technologies Inc.	(4,411)	(1,158)
* 8x8 Inc.	(55,570)	(1,151)
Power Integrations Inc.	(12,641)	(1,143)
* FARO Technologies Inc.	(21,284)	(1,029)
* Verra Mobility Corp. Class A	(66,335)	(952)
NVIDIA Corp.	(5,385)	(937)
* Rogers Corp.	(6,446)	(881)
* Yext Inc.	(49,555)	(788)
		(137,365)
Materials (-4.5%)
Linde plc	(30,026)	(5,816)
International Flavors & Fragrances Inc.	(44,965)	(5,517)
Commercial Metals Co.	(305,565)	(5,311)
Hecla Mining Co.	(2,944,957)	(5,183)
* Century Aluminum Co.	(698,758)	(4,636)
* Coeur Mining Inc.	(895,179)	(4,306)
Newmont Goldcorp Corp.	(112,123)	(4,252)
* Ingevity Corp.	(46,553)	(3,949)
		(38,970)
Real Estate (-5.8%)
VICI Properties Inc.	(258,376)	(5,852)
PotlatchDeltic Corp.	(138,287)	(5,682)
Pebblebrook Hotel Trust	(198,628)	(5,526)
Brookfield Property REIT Inc. Class A	(267,559)	(5,456)
Empire State Realty Trust Inc.	(364,832)	(5,206)
WP Carey Inc.	(56,865)	(5,089)
Gaming and Leisure Properties Inc.	(97,891)	(3,743)
Cousins Properties Inc.	(84,760)	(3,186)
Agree Realty Corp.	(42,313)	(3,095)
* Marcus & Millichap Inc.	(50,320)	(1,786)
QTS Realty Trust Inc. Class A	(30,411)	(1,563)
Newmark Group Inc. Class A	(160,920)	(1,458)
Seritage Growth Properties Class A	(23,462)	(997)
* Redfin Corp.	(53,557)	(902)
		(49,541)
Utilities (-4.1%)
South Jersey Industries Inc.	(181,371)	(5,969)
Dominion Energy Inc.	(73,037)	(5,919)
Aqua America Inc.	(131,111)	(5,878)
NiSource Inc.	(186,315)	(5,574)
Ormat Technologies Inc.	(74,124)	(5,507)
NextEra Energy Inc.	(16,497)	(3,844)
Consolidated Edison Inc.	(15,682)	(1,481)

CenterPoint Energy Inc.	(41,512)	(1,253)
		(35,425)
Total Common Stocks Sold Short (Proceeds $852,727)		(834,751)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
1,2 Vanguard Market Liquidity Fund, 2.098% (Cost $13,596)	135,944	13,596
†,2 Other Assets and Liabilities-Net (98.6%)		848,654
Net Assets (100%)		861,027

* Non-income-producing security.
† Long security positions with a value of $529,054,000 and cash of $857,687,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,962,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $12,505,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.
This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At September 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.